VIEs (VIEs Consolidated within Sogou Group, Financial Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Cash and cash equivalents	$ 694,207	$ 286,078	$ 244,484	$ 224,273
Accounts receivable, net	69,967	40,532
Prepaid and other current assets	15,091	6,835
Due from related parties	2,971	26,479
Fixed assets, net	139,209	117,022
Goodwill	5,908	5,565	5,945
Intangible assets, net	1,328	2,478
Other assets	8,191	6,932
LIABILITIES
Accounts payable	73,018	47,501
Accrued and other short-term liabilities	164,269	131,651
Receipts in advance	66,199	59,574
Accrued salary and benefits	29,719	22,794
Taxes payable	56,481	12,336
Due to related parties	23,109	84,700
Net revenue	908,357	660,408	591,803
Net (loss)/income	82,200	56,112	99,499
Cash flows of the VIEs
Net cash provided by operating activities	182,188	149,664	205,991
Net cash used in investing activities	(407,214)	(94,804)	(75,881)
Net cash used in financing activities	618,942	4	(99,822)
Consolidated VIEs [Member]
ASSETS
Cash and cash equivalents	15,945	14,986
Accounts receivable, net	32,651	13,419
Prepaid and other current assets	2,438	1,523
Intra-Sogou Group receivable due from the Company and the Company's subsidiaries	70,144	15,452
Due from related parties	106	6,752
Total current assets	121,284	52,132
Long-term investments	8,723	3,099
Fixed assets, net	96	339
Goodwill	3,643	3,431
Intangible assets, net	772	1,760
Other assets	312	0
Total assets	134,830	60,761
LIABILITIES
Accounts payable	18,955	484
Accrued and other short-term liabilities	15,989	36,464
Receipts in advance	7,889	5,663
Accrued salary and benefits	1,292	876
Taxes payable	9,232	2,663
Intra-Sogou Group payable due to the Company and the Company's subsidiaries	28,762	0
Due to related parties	20,394	13,050
Total current liabilities	102,513	59,200
Total liabilities	102,513	59,200
Net revenue	257,424	159,361	110,313
Net (loss)/income	28,944	41,084	(11,480)
Cash flows of the VIEs
Net cash provided by operating activities	5,198	3,721	16,560
Net cash used in investing activities	(5,218)	(3,112)	(344)
Net cash used in financing activities	$ 0	$ 0	$ 0